POST-EMPLOYMENT BENEFITS - Amounts Recognized in Profit and Loss or Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined benefit pension plan
Disclosure of defined benefit plans [line items]
Current service cost	$ 35	$ 30
Net interest expense	22	20
Administrative expense	11	9
Total expense recognized in profit and loss	68	59
Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	(147)	(241)
Actuarial gains and losses arising from changes in demographic assumptions	(27)	(14)
Actuarial gains and losses arising from changes in financial assumptions	297	337
Actuarial gains and losses arising from experience adjustments	14	25
Total expense (gain) recognized in other comprehensive income	137	107
Total expense (gain) recognized in comprehensive income	205	166
Post-employment plan
Disclosure of defined benefit plans [line items]
Current service cost	3	1
Net interest expense	3	3
Administrative expense	0	0
Total expense recognized in profit and loss	6	4
Amounts recognized in other comprehensive income
Return on plan assets (excluding amounts included in net interest expense)	0	0
Actuarial gains and losses arising from changes in demographic assumptions	0	1
Actuarial gains and losses arising from changes in financial assumptions	6	15
Actuarial gains and losses arising from experience adjustments	(5)	(1)
Total expense (gain) recognized in other comprehensive income	1	15
Total expense (gain) recognized in comprehensive income	$ 7	$ 19